Investment Strategy	Nov. 30, 2025
MarketDesk Focused U.S. Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that is sub-advised by MarketDesk Indices LLC (“Sub-Adviser”). The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in a portfolio of U.S. companies that pay dividends and expect to grow the dividend over time.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 60 to 80 U.S. equity securities that pay dividends and have the potential for capital appreciation. A security is considered to have the potential for capital appreciation when it trades at a price below the price at which the Sub-Adviser believes it would trade if the market reflected all factors relating to the company’s worth.
The Sub-Adviser first screens securities for inclusion in the “Investment Universe.” The Investment Universe is exclusively comprised of U.S. equity securities with a market capitalization of greater than $1 billion and that are listed on a U.S. exchange.
The Sub-Adviser excludes the following types of securities from the Investment Universe: (i) real estate investment trusts, (ii) companies whose indicated annual dividend yield is less than 1.25%, (iii) companies whose average daily traded volume is less than $25 million over the last three months, and (iv) companies whose free float is less than 40% of market capitalization. The resulting universe is composed primarily of highly liquid, large- and mid-cap stocks with high dividend yields. The Sub-Adviser then employs quality screens based on financial statement metrics, such as return on equity and cash flow to debt, to isolate companies with a high degree of financial health. Companies with low quality characteristics based on financial statement metrics, such as low returns on equity or low cash flow to debt, are excluded from the Investment Universe.
The Sub-Adviser then employs a screen to review each company’s dividend payment history, growth, and consistency over the past 5-year period to identify attractive dividend-paying companies. Attractive dividend-paying companies are defined as companies with a consistent history of paying and/or growing dividends. The Sub-Adviser calculates a company’s indicated annual dividend by annualizing the latest regular cash dividend to project the anticipated dividend income for the next 12 months. After employing the aforementioned screens, the result is a portfolio of approximately 60-80 stocks for inclusion in the Fund.
The Sub-Adviser will repeat the multi-step process and reallocate the Fund’s portfolio on a monthly basis. The Fund’s strategy is expected to result in high portfolio turnover.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in a portfolio of U.S. companies that pay dividends and expect to grow the dividend over time.
MarketDesk Focused U.S. Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that is sub-advised by MarketDesk Indices LLC (the “Sub-Adviser”). The Sub-Adviser manages the Fund using proprietary methodology developed by the Sub-Adviser.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent price return performance compared to other securities.
The Sub-Adviser first screens equity securities for inclusion in the “Investment Universe.” The Investment Universe is exclusively comprised of U.S. equity securities with a market capitalization of greater than $1 billion and that are listed on a U.S. exchange. After the initial screening, the Sub-Adviser next excludes the following types of securities from the Investment Universe: (i) companies whose average daily traded volume is less than $25 million over the last three months and (ii) companies whose free float is less than 40% of market capitalization. Following this step in the screening process, the resulting Investment Universe is composed primarily of highly liquid, large- and mid-cap U.S. equity securities.
The Sub-Adviser then employs quality screens to the Investment Universe that are based on financial statement metrics, such as high returns on assets or low debt-to-equity, to isolate companies that are believed to have a high degree of financial health. Companies with low quality characteristics based on financial statement metrics, such as low returns on assets or high debt-to-equity, are excluded from the Investment Universe.
The Sub-Adviser next employs a quantitative screen that uses daily share price data from the past six months to identify companies exhibiting persistent upward share price momentum. Persistent upward share price momentum is defined as companies that have demonstrated a sustained pattern of rising share prices over time, indicating positive market sentiment and increasing demand from investors. The Sub-Adviser then ranks the remaining companies within the Investment Universe based on the consistency and quality of a company’s price momentum.
After employing the aforementioned screens, the result is a portfolio of approximately 30 to 50 U.S. equity securities for inclusion in the Fund. The Sub-Adviser will repeat the multi-step process and reallocate the Fund’s portfolio on a monthly basis. The Fund’s strategy is expected to result in high portfolio turnover.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. securities demonstrating positive momentum. The Fund defines positive momentum as having positive returns for the previous one-, three-, six-, or twelve-month period or returns greater than the Investment Universe for the previous one-, three-, six-, or twelve-month period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. securities demonstrating positive momentum. The Fund defines positive momentum as having positive returns for the previous one-, three-, six-, or twelve-month period or returns greater than the Investment Universe for the previous one-, three-, six-, or twelve-month period.